OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	$ 4,550,012	$ 4,946,991
Hedging gains and costs of hedging transferred to property, plant and mine development		(3,779)
Balance at the end of the year	5,111,514	4,550,012
Other Reserves
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	(58,095)	(5,945)
Net change in fair value	12,238	(49,661)
Adjusted balance at January 1, 2018			$ (5,945)
Transfer of (loss) gain on disposal of equity securities at FVOCI to deficit	(2,065)	1,290
Hedging gains and costs of hedging transferred to property, plant and mine development		(3,779)
Balance at the end of the year	(47,922)	(58,095)
Equity securities reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	(58,095)
Net change in fair value	12,238	(39,585)
Adjusted balance at January 1, 2018			(19,800)
Transfer of (loss) gain on disposal of equity securities at FVOCI to deficit	(2,065)	1,290
Balance at the end of the year	$ (47,922)	(58,095)
Cash flow hedge reserve
Components of other reserves and the movements in other reserves
Net change in fair value		(6,984)
Adjusted balance at January 1, 2018			10,763
Hedging gains and costs of hedging transferred to property, plant and mine development		(3,779)
Costs of hedging reserve
Components of other reserves and the movements in other reserves
Net change in fair value		$ (3,092)
Adjusted balance at January 1, 2018			$ 3,092